Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 2,716	$ 2,709
Dividends declared per common share (in cad per share)	$ 3.68	$ 3.50
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (millions) (in shares)	911,500,000	906,300,000
Assumed exercise of stock options (in shares)	500,000	400,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	912,000,000.0	906,700,000
Shares excluded from calculation of earnings per share (in shares)	0	3,302,850